CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 28,349	$ 40,144	$ 54,143
Dividends payment with investments not considered as cash and cash equivalents	45,258	77,956	75,597
Initial debt for acquisition of NYSSA (Note 3.d.1.b)	609
Indemnification assets (Note 3.d.1.b)	90
Trade payables cancelled with financial debt	10,736	15,852	732
Trade receivables offset with government bonds	$ 671	4,587	1,375
Social security payables offset with government bonds		2,563
Other receivables offset with income tax liabilities		$ 142	$ 76